Consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net income	€ 133,853	€ 211,806
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	437,814	418,957
Change in deferred taxes, net	(22,373)	(9,295)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(25,900)	(3,636)
Income from equity method investees	(27,514)	(10,487)
Interest expense, net	82,571	69,097
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(406,332)	(232,854)
Inventories	(88,394)	(62,058)
Other current and non-current assets	(8,147)	57,848
Accounts receivable from related parties	49,484	(17,641)
Accounts payable to related parties	(25,224)	(53,197)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	61,349	(161,688)
Income tax liabilities	79,590	61,891
Received dividends from investments in equity method investees	1,033	297
Paid interest	(77,255)	(79,484)
Received interest	11,855	13,442
Paid income taxes	(33,575)	(44,301)
Net cash provided by (used in) operating activities	142,835	158,697
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(142,131)	(162,086)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(4,195)	(36,227)
Investments in debt securities	(45,886)	(42,665)
Proceeds from sale of property, plant and equipment	1,638	2,232
Proceeds from divestitures	12,267	13,961
Proceeds from sale of debt securities	15,030	13,469
Net cash provided by (used in) investing activities	(163,277)	(211,316)
Financing activities
Proceeds from short-term debt from unrelated parties	93,346	112,262
Repayments of short-term debt from unrelated parties	(57,584)	(324,342)
Proceeds from short-term debt from related parties	10,204	68,000
Repayments of short-term debt from related parties	(1,000)
Proceeds from long-term debt	6,472	233,362
Repayments of long-term debt	(14,193)	(640,088)
Repayments of lease liabilities from unrelated parties	(179,670)	(175,294)
Repayments of lease liabilities from related parties	(6,413)	(5,544)
Increase (decrease) of accounts receivable facility	232,989	520,202
Proceeds from exercise of stock options		792
Distributions to noncontrolling interests	(83,469)	(66,410)
Contributions from noncontrolling interests	1,332	10,419
Net cash provided by (used in) financing activities	2,014	(266,641)
Effect of exchange rate changes on cash and cash equivalents	(31,469)	10,947
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(49,897)	(308,313)
Cash and cash equivalents at beginning of period	1,273,787	1,481,655
Cash and cash equivalents at end of period	€ 1,223,890	€ 1,173,342